SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option life (years)		3 months	3 years 5 months 26 days
Expected volatility minimum	60.00%
Expected volatility maximum	70.00%
Risk-free interest rate at grant date minimum	3.84%
Risk-free interest rate at grant date maximum	3.86%
Dividend yeild	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option life (years)	5 years 25 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option life (years)	5 years 11 months 4 days